Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Change In Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	$ 398,638	$ 392,737
Service cost	11,270	11,056
Interest cost	23,178	22,588
Actuarial loss	41,971	2,017
Gross benefits paid	(17,882)	(29,760)
Net projected benefit obligation at end of year	457,175	398,638
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	11,270	11,056	11,169
Interest cost	23,178	22,588	22,282
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	45,210	51,906
Service cost	350	548	558
Interest cost	2,225	2,754	2,919
Participants' contributions	1,925	1,919
Actuarial loss	(3,884)	(4,133)
Plan amendments	(10,397)	(1,722)
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Net projected benefit obligation at end of year	$ 29,635	$ 45,210	$ 51,906